Condensed Consolidated Statements of Financial Condition - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 126,978	$ 75,864
Securities borrowed	667,970	484,934
Securities purchased under agreements to resell	31,050	31,463
Receivables from broker dealers and clearing organizations	691,163	387,652
Trading assets, at fair value:
Financial instruments owned	1,658,086	1,307,933
Financial instruments owned and pledged	399,306	236,375
Property, equipment and capitalized software (net of accumulated depreciation of $107,605 and $84,579 as of June 30, 2015 and December 31, 2014, respectively)	47,113	44,644
Goodwill	715,379	715,379
Intangibles (net of accumulated amortization)	1,308	1,414
Deferred tax asset	163,423	977
Other assets ( $9,162 and $8,205, at fair value, as of June 30, 2015 and December 31, 2014, respectively)	34,944	32,823
Total assets	4,536,720	3,319,458
Liabilities
Securities loaned	876,782	497,862
Securities sold under agreements to repurchase	246	2,006
Payables to broker dealers and clearing organizations	568,459	686,203
Trading liabilities, at fair value:
Financial instruments sold, not yet purchased	1,785,628	1,037,634
Tax receivable agreement obligations	184,679
Accounts payable and accrued expenses and other liabilities	120,950	93,331
Senior secured credit facility	495,312	495,724
Total liabilities	4,032,056	2,812,760
Stockholders' / Members' Equity
Additional Paid in Capital	115,274
Retained Earnings (Accumulated deficit)	474	(91,383)
Accumulated other comprehensive income (loss)	412	(3,705)
Total stockholders' / members' equity	116,161
Members Equity		212,265
Non-controlling interest	388,503
Total equity	504,664	212,265
Total liabilities, redeemable membership interest and equity	4,536,720	3,319,458
Class D common stock
Stockholders' / Members' Equity
Common stock value	1
Total equity	$ 1
Class A-1
Redeemable membership interest
Redeemable membership interest		294,433
Stockholders' / Members' Equity
Membership interests		19,648
Class A-2
Stockholders' / Members' Equity
Membership interests		$ 287,705